Offerings - Offering: 1	Apr. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	250,000
Proposed Maximum Offering Price per Unit	88.30
Maximum Aggregate Offering Price	$ 22,075,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,048.56
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 shall also cover any additional shares of common stock, par value $0.01 per share (the "Common Stock"), of Metropolitan Bank Holding Corp. (the "Company") that may be offered or issued pursuant to the Metropolitan Bank Holding Corp. 2026 Employee Stock Purchase Plan (the "Plan") by reason of any stock dividend, stock split, recapitalization or any other similar transaction. (2) Estimated solely for the purpose of calculating the registration fee and computed pursuant to Rule 457(c) and 457(h) under the Securities Act, based upon the average of the high and low prices of the Company's Common Stock on the New York Stock Exchange on April 24, 2026, which was $88.30. (3) Represents additional shares of Common Stock authorized for issuance under the Plan.